Merger and Issuance of Common Stock to Terra Offshore REIT (Tables)	12 Months Ended
Dec. 31, 2021
Terra Property Trust 2 Inc
Business Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents a summary of the consideration exchanged and settlement of the Company’s obligations under participation agreements as a result of the Merger:

Total Consideration
Equity issued in the Merger	$34,630,615

$34,630,615

Net Assets of TPT2 Received in the Merger
Loans held for investment acquired through participation	$17,688,741
Cash and cash equivalents	16,897,074
Interest receivable	134,543
Other assets	18,384
Accounts payable and accrued expenses	(57,433)
Due to Manager	(50,694)

Total identifiable net assets	$34,630,615

Terra Offshore Funds REIT
Business Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents a summary of the consideration exchanged and settlement of the Company’s obligations under participation agreements as a result of the Issuance of Common Stock to Terra Offshore REIT:

Total Consideration
Equity issued to Terra Offshore REIT	$40,749,378

$40,749,378

Net Assets of Terra Offshore REIT Received
Investments through participation interest, at fair value	$32,112,257
Cash and cash equivalents	8,600,000
Interest receivable	270,947
Due to Manager	(233,826)

Total identifiable net assets	$40,749,378